PROPERTY AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation and amortization	$ 23,011	$ 6,007
Communications and information technology	10,355	2,707
Capitalized technology development, net	7,003	1,266
Capitalized computer software, amortization	$ 4,711	$ 1,441